Note 2 - Revenue Recognition - Segment Revenue Disaggregated by Product Category Groups (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Net sales	$ 1,458,603	$ 1,509,352	$ 1,385,280
Canned Vegetables [Member]
Net sales	1,204,823	1,253,257	1,135,983
Frozen [Member]
Net sales	120,795	121,211	123,895
Fruit [Member]
Net sales	87,435	91,495	84,708
Snack [Member]
Net sales	13,400	12,661	12,332
Manufactured Product, Other [Member]
Net sales	$ 32,150	$ 30,728	$ 28,362